RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of appropriations to reserves

	2019	2019	2020	2020	2021	2021
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000
Statutory surplus reserve	10%	78,264	—	—	—	—

Schedule of movements of special reserve - safety production fund

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At January 1	—	—	—
Appropriation for retained earnings	264,871	281,277	126,524
Utilization	(264,871)	(281,277)	(114,640)

At December 31	—	—	11,884